UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.805758.106

ALSF-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.0%
Exide Technologies (a)	454,366	$ 2,699
Johnson Controls, Inc.	451,700	15,173
Tenneco, Inc. (a)	353,300	9,105
The Goodyear Tire & Rubber Co. (a)	255,000	3,425
TRW Automotive Holdings Corp. (a)	352,900	11,367
		41,769
Automobiles - 0.2%
Daimler AG (United States)	153,600	7,824
Diversified Consumer Services - 3.5%
Brinks Home Security Holdings, Inc. (a)	272,100	11,412
Carriage Services, Inc. (a)	36,900	183
Service Corp. International (f)	14,661,501	131,659
Stewart Enterprises, Inc. Class A	1,163,232	7,887
		151,141
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)	165,440	7,630
Biglari Holdings, Inc. (a)	12,655	4,951
Burger King Holdings, Inc.	91,100	1,922
Domino's Pizza, Inc. (a)	602,809	9,289
Las Vegas Sands Corp. (a)(e)	324,372	8,064
O'Charleys, Inc. (a)	172,151	1,644
Penn National Gaming, Inc. (a)	420,164	13,008
Wendy's/Arby's Group, Inc.	453,200	2,406
		48,914
Household Durables - 2.9%
Harman International Industries, Inc. (a)	1,045,394	41,272
Lennar Corp. Class A	516,600	10,280
Newell Rubbermaid, Inc.	2,699,800	46,086
Stanley Black & Decker, Inc.	441,497	27,439
		125,077
Leisure Equipment & Products - 0.5%
Callaway Golf Co. (e)	2,106,550	19,781
Media - 2.5%
Belo Corp. Series A	136,200	1,181
Cablevision Systems Corp. - NY Group Class A	438,976	12,046
Cinemark Holdings, Inc.	926,803	16,923
Comcast Corp. Class A	2,628,100	51,879
Gray Television, Inc. (a)	1,962,983	7,361
Liberty Global, Inc. Class A (a)	263,846	7,232
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LIN TV Corp. Class A (a)	222,295	$ 1,607
LodgeNet Entertainment Corp. (a)	11,800	78
Madison Square Garden, Inc. Class A (a)	109,744	2,277
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	5,476
Regal Entertainment Group Class A	100	2
The McClatchy Co. Class A (e)	178,568	973
		107,035
Specialty Retail - 1.4%
Asbury Automotive Group, Inc. (a)	314,878	4,896
Charming Shoppes, Inc. (a)	2,613,731	14,768
GameStop Corp. Class A (a)(e)	543,305	13,208
Gap, Inc.	168,800	4,174
Sally Beauty Holdings, Inc. (a)	1,303,600	12,449
The Pep Boys - Manny, Moe & Jack	811,329	10,166
		59,661
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	262,180	10,946
Deckers Outdoor Corp. (a)	136,085	19,131
Hanesbrands, Inc. (a)	415,300	11,824
Phillips-Van Heusen Corp.	373,259	23,519
		65,420
TOTAL CONSUMER DISCRETIONARY		626,622
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.3%
Rite Aid Corp. (a)(e)	13,502,018	19,983
Safeway, Inc.	385,800	9,105
SUPERVALU, Inc.	493,700	7,356
Whole Foods Market, Inc. (a)	501,333	19,562
		56,006
Food Products - 0.9%
Corn Products International, Inc.	227,904	8,205
Darling International, Inc. (a)	1,701,070	16,143
Dean Foods Co. (a)	448,700	7,045
Kellogg Co.	15,100	830
Smithfield Foods, Inc. (a)	457,894	8,581
		40,804
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	$ 8,055
TOTAL CONSUMER STAPLES		104,865
ENERGY - 11.1%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	182,000	9,056
Ensco International Ltd. ADR	90,000	4,246
Exterran Holdings, Inc. (a)(e)	1,124,255	32,772
Hercules Offshore, Inc. (a)	1,211,441	4,797
Noble Corp.	388,700	15,350
Oil States International, Inc. (a)	103,500	5,000
Parker Drilling Co. (a)	944,929	5,225
Pride International, Inc. (a)	237,900	7,216
Rowan Companies, Inc. (a)	108,000	3,218
Schlumberger Ltd.	90,600	6,471
Seahawk Drilling, Inc. (a)	15,860	264
		93,615
Oil, Gas & Consumable Fuels - 8.9%
Alpha Natural Resources, Inc. (a)	391,010	18,409
Arch Coal, Inc.	311,745	8,417
Atlas Pipeline Partners, LP	136,110	1,964
ConocoPhillips	192,400	11,388
CONSOL Energy, Inc.	269,500	12,041
El Paso Corp.	8,703,936	105,318
Forest Oil Corp. (a)	1,431,898	41,955
Frontier Oil Corp.	1,441,000	21,903
International Coal Group, Inc. (a)	1,134,600	5,979
Nexen, Inc.	150,800	3,665
Overseas Shipholding Group, Inc. (e)	878,718	43,989
Paladin Energy Ltd. (a)	849,100	3,091
Peabody Energy Corp.	1,898,282	88,688
Plains Exploration & Production Co. (a)	239,496	7,020
Southwestern Energy Co. (a)	200,000	7,936
Teekay Tankers Ltd.	37,700	480
		382,243
TOTAL ENERGY		475,858
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 12.3%
Capital Markets - 0.3%
Morgan Stanley	451,100	$ 13,632
Commercial Banks - 8.4%
Huntington Bancshares, Inc.	9,144,520	61,908
KeyCorp	9,884,932	89,162
PNC Financial Services Group, Inc.	1,198,274	80,536
Regions Financial Corp.	1,676,805	14,823
SunTrust Banks, Inc.	2,084,900	61,713
Wells Fargo & Co.	1,556,212	51,526
		359,668
Diversified Financial Services - 2.2%
Bank of America Corp.	4,797,700	85,543
CIT Group, Inc. (a)	59,302	2,408
Citigroup, Inc. (a)	1,361,600	5,950
		93,901
Insurance - 0.6%
Assured Guaranty Ltd.	721,588	15,550
Lincoln National Corp.	360,400	11,025
		26,575
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc. (a)	900,948	7,307
Host Hotels & Resorts, Inc.	832,331	13,534
		20,841
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	27,800	627
Thrifts & Mortgage Finance - 0.3%
First Niagara Financial Group, Inc.	705,856	9,811
Washington Mutual, Inc. (a)	3,524,314	592
		10,403
TOTAL FINANCIALS		525,647
HEALTH CARE - 6.7%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	196
Health Care Equipment & Supplies - 1.5%
Beckman Coulter, Inc.	95,100	5,934
Boston Scientific Corp. (a)	467,600	3,217
Covidien PLC	286,325	13,741
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hospira, Inc. (a)	525,842	$ 28,285
Inverness Medical Innovations, Inc. (a)	343,292	13,656
		64,833
Health Care Providers & Services - 4.6%
Community Health Systems, Inc. (a)	506,424	20,692
DaVita, Inc. (a)	416,653	26,012
Henry Schein, Inc. (a)	45,600	2,757
Laboratory Corp. of America Holdings (a)	45,400	3,567
RehabCare Group, Inc. (a)	190,900	5,444
Rural/Metro Corp. (a)	343,733	2,423
Sun Healthcare Group, Inc. (a)	1,357,478	12,136
Tenet Healthcare Corp. (a)	17,597,265	109,983
VCA Antech, Inc. (a)	454,800	12,944
		195,958
Health Care Technology - 0.5%
Cerner Corp. (a)	230,291	19,554
Pharmaceuticals - 0.1%
Allergan, Inc.	90,300	5,751
TOTAL HEALTH CARE		286,292
INDUSTRIALS - 17.3%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	69,305	5,208
Teledyne Technologies, Inc. (a)	280,200	12,217
		17,425
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	62,626	806
Airlines - 1.9%
AirTran Holdings, Inc. (a)(e)	1,489,200	7,863
AMR Corp. (a)	288,770	2,131
Delta Air Lines, Inc. (a)	4,630,152	55,932
UAL Corp. (a)	200,000	4,316
US Airways Group, Inc. (a)	1,683,000	11,899
		82,141
Building Products - 4.0%
Armstrong World Industries, Inc. (a)	965,622	42,053
Masco Corp.	2,266,621	36,787
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Owens Corning (a)	2,611,650	$ 90,833
Owens Corning warrants 10/31/13 (a)	193,400	919
		170,592
Commercial Services & Supplies - 3.6%
ACCO Brands Corp. (a)	589,446	5,382
Cenveo, Inc. (a)	2,186,400	18,737
Clean Harbors, Inc. (a)	209,300	13,276
Deluxe Corp.	1,429,673	29,980
R.R. Donnelley & Sons Co.	363,600	7,814
Republic Services, Inc.	1,599,650	49,637
The Brink's Co.	389,160	10,363
Waste Management, Inc.	491,500	17,045
		152,234
Construction & Engineering - 0.3%
Fluor Corp.	247,300	13,067
Great Lakes Dredge & Dock Corp.	206,300	1,118
		14,185
Electrical Equipment - 1.8%
Acuity Brands, Inc. (e)	200,000	9,042
Baldor Electric Co.	187,400	7,198
Belden, Inc.	856,834	23,529
EnerSys (a)	165,472	4,282
General Cable Corp. (a)	361,500	10,328
Harbin Electric, Inc. (a)(e)	451,631	9,895
JA Solar Holdings Co. Ltd. ADR (a)(e)	660,500	4,036
Polypore International, Inc. (a)	451,600	7,998
SunPower Corp. Class B (a)	148,436	2,232
		78,540
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	90,090	3,399
General Electric Co.	896,117	16,901
Textron, Inc.	449,800	10,273
		30,573
Machinery - 2.7%
Accuride Corp. (a)	25,982	36
Accuride Corp. warrants 2/26/12 (a)	352,472	81
Badger Meter, Inc. (e)	188,046	7,778
Cummins, Inc.	295,500	21,344
Ingersoll-Rand Co. Ltd.	882,377	32,630
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Lindsay Corp.	11,000	$ 418
Middleby Corp. (a)(e)	413,739	25,288
Mueller Water Products, Inc. Class A	997,401	5,585
Navistar International Corp. (a)	29,100	1,407
SPX Corp.	19,800	1,384
Terex Corp. (a)	35,600	944
Thermadyne Holdings Corp. (a)	5,100	56
Timken Co.	380,252	13,377
WABCO Holdings, Inc. (a)	193,300	6,416
		116,744
Marine - 0.6%
Diana Shipping, Inc. (a)	222,100	3,403
Genco Shipping & Trading Ltd. (a)(e)	310,686	7,195
Navios Maritime Holdings, Inc.	1,788,039	12,409
OceanFreight, Inc. (a)	335,400	248
		23,255
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	680,470	10,289
CSX Corp.	90,600	5,078
Hertz Global Holdings, Inc. (a)(e)	2,124,200	30,716
		46,083
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc. (a)	3,100	37
Houston Wire & Cable Co. (e)	543,824	7,151
		7,188
TOTAL INDUSTRIALS		739,766
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.4%
Alcatel-Lucent SA sponsored ADR (a)	152,314	483
CommScope, Inc. (a)	381,346	12,424
Motorola, Inc. (a)	511,300	3,615
		16,522
Computers & Peripherals - 0.5%
EMC Corp. (a)	1,160,700	22,065
Electronic Equipment & Components - 2.7%
Avnet, Inc. (a)	272,000	8,696
Bell Microproducts, Inc. (a)	376,239	2,634
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Benchmark Electronics, Inc. (a)	150,000	$ 3,246
DDi Corp. (a)	23,328	200
Flextronics International Ltd. (a)	11,183,546	86,672
SMTC Corp. (a)(e)	343,580	1,374
TTM Technologies, Inc. (a)	923,631	10,031
Viasystems Group, Inc. (a)	92,266	1,984
		114,837
Internet Software & Services - 0.3%
DealerTrack Holdings, Inc. (a)	117,818	1,797
NetEase.com, Inc. sponsored ADR (a)	157,800	5,502
VeriSign, Inc. (a)	194,300	5,299
		12,598
IT Services - 1.2%
Alliance Data Systems Corp. (a)(e)	501,173	37,618
CACI International, Inc. Class A (a)	152,000	7,209
Cognizant Technology Solutions Corp. Class A (a)	26,400	1,351
Global Cash Access Holdings, Inc. (a)	591,600	5,135
		51,313
Office Electronics - 0.0%
Xerox Corp.	98,700	1,076
Semiconductors & Semiconductor Equipment - 3.9%
Amkor Technology, Inc. (a)	3,808,719	28,718
Cypress Semiconductor Corp. (a)	541,200	6,976
Fairchild Semiconductor International, Inc. (a)	451,500	5,066
Intel Corp.	638,700	14,582
Micron Technology, Inc. (a)	1,354,800	12,667
ON Semiconductor Corp. (a)	12,628,560	100,271
		168,280
Software - 0.3%
Autodesk, Inc. (a)	236,100	8,030
Nuance Communications, Inc. (a)	136,400	2,492
VMware, Inc. Class A (a)	10,700	660
		11,182
TOTAL INFORMATION TECHNOLOGY		397,873
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 11.3%
Chemicals - 8.8%
Albemarle Corp.	932,494	$ 42,578
Arch Chemicals, Inc.	317,658	10,804
Ashland, Inc.	27,901	1,662
Celanese Corp. Class A	3,368,095	107,745
Dow Chemical Co.	1,062,806	32,766
Ferro Corp. (a)	598,300	6,533
FMC Corp.	146,500	9,323
Georgia Gulf Corp. (a)	137,350	2,751
H.B. Fuller Co.	1,270,664	29,797
Lyondell Chemical Co.:
Class A, (a)	90,570	2,038
Class B (a)	1,097,528	24,694
LyondellBasell Industries AF SCA Class A	1,147,335	25,586
Nalco Holding Co.	1,108,800	27,421
Phosphate Holdings, Inc. (a)	192,500	2,012
Pliant Corp. (a)	119	0
Solutia, Inc. (a)	595,300	10,477
TPC Group, Inc. (a)	93,624	1,311
W.R. Grace & Co. (a)	1,327,541	38,353
		375,851
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	347,100	12,301
Packaging Corp. of America	22,170	548
Rock-Tenn Co. Class A	333,398	17,203
Sealed Air Corp.	22,800	490
		30,542
Metals & Mining - 1.5%
AngloGold Ashanti Ltd. sponsored ADR	437,500	18,314
Cliffs Natural Resources, Inc.	83,673	5,232
Compass Minerals International, Inc.	211,300	15,913
Ormet Corp. (a)	500,000	2,250
Ormet Corp. (a)(i)	150,000	675
Reliance Steel & Aluminum Co.	150,065	7,325
Teck Resources Ltd. Class B (sub. vtg.)	341,500	13,415
		63,124
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
Domtar Corp. (a)	168,833	$ 11,960
Neenah Paper, Inc.	231,700	4,055
		16,015
TOTAL MATERIALS		485,532
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)(e)	2,771,132	4,323
PAETEC Holding Corp. (a)	1,965,903	9,790
Qwest Communications International, Inc.	3,736,700	19,543
tw telecom, inc. (a)	272,503	4,851
Windstream Corp.	43,477	480
		38,987
Wireless Telecommunication Services - 2.2%
Crown Castle International Corp. (a)	863,989	32,702
Rogers Communications, Inc. Class B (non-vtg.)	141,176	5,030
Sprint Nextel Corp. (a)	4,653,313	19,777
Syniverse Holdings, Inc. (a)	1,755,562	35,252
		92,761
TOTAL TELECOMMUNICATION SERVICES		131,748
UTILITIES - 4.0%
Electric Utilities - 0.0%
Allegheny Energy, Inc.	65,600	1,429
Great Plains Energy, Inc.	7,549	146
		1,575
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	5,066
Independent Power Producers & Energy Traders - 3.3%
AES Corp.	8,905,279	102,767
Calpine Corp. (a)	2,051,300	27,959
NRG Energy, Inc. (a)	378,472	9,148
		139,874
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.6%
CMS Energy Corp.	1,432,100	$ 23,286
TOTAL UTILITIES		169,801
TOTAL COMMON STOCKS (Cost $3,553,318)		3,944,004
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp. 4.99%	8,800	9,240
Nonconvertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Series A 12.75%	1,007,783	5,785
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC, Inc. 7.00% (g)	611	515
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,300
TOTAL PREFERRED STOCKS (Cost $19,868)		15,540
Nonconvertible Bonds - 2.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.9%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	893
7.125% 7/15/13 (d)	6,805	2,501
7.2% 1/15/11 (d)	18,790	6,952
8.25% 7/15/23 (d)	20,460	7,570
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
8.375% 7/15/33 (d)	$ 41,210	$ 15,763
8.8% 3/1/21 (d)	8,800	3,146
		36,825
Hotels, Restaurants & Leisure - 0.6%
MGM Mirage, Inc.:
6.75% 9/1/12	1,280	1,235
7.5% 6/1/16	3,575	3,146
7.625% 1/15/17	9,125	7,984
Six Flags Operations, Inc. 12.25% 7/15/16 (d)(g)	9,711	11,682
Station Casinos, Inc.:
6% 4/1/12 (d)	6,660	483
7.75% 8/15/16 (d)	7,395	379
		24,909
TOTAL CONSUMER DISCRETIONARY		61,734
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC 8% 12/31/18	12,693	12,598
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	530	5
Northwest Airlines Corp. 10% 2/1/09 (a)	215	2
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	12
		19
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV:
7.875% 10/15/14	3,520	3,467
10% 7/15/13 (g)	1,234	1,308
		4,775
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Sprint Capital Corp.:
6.875% 11/15/28	$ 11,895	$ 10,349
6.9% 5/1/19	8,400	7,949
		18,298
TOTAL NONCONVERTIBLE BONDS (Cost $61,479)		97,424
Floating Rate Loans - 1.6%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (h)	7,170	6,507
INDUSTRIALS - 0.6%
Airlines - 0.6%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2964% 4/30/12 (h)	6,859	6,687
Tranche 2LN, term loan 3.5478% 4/30/14 (h)	13,794	12,932
US Airways Group, Inc. term loan 2.8128% 3/23/14 (h)	8,265	6,839
		26,458
INFORMATION TECHNOLOGY - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (h)	26,995	25,949
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (d)(h)	6,750	5,586
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.7517% 10/10/14 (h)	$ 4,496	$ 3,675
TOTAL FLOATING RATE LOANS (Cost $60,233)		68,175
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	199,297,203	199,297
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	103,967,672	103,968
TOTAL MONEY MARKET FUNDS (Cost $303,265)		303,265
Other - 0.0%

Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $234)	29,250,000	585
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $3,998,397)		4,428,993
NET OTHER ASSETS - (3.6)%		(153,600)
NET ASSETS - 100%		$ 4,275,393
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,510,000 or 0.3% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $675,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 201
Fidelity Securities Lending Cash Central Fund	252
Total	$ 453
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Service Corp. International	$ 80,710	$ 14,636	$ 1,594	$ 1,731	$ 131,659
Total	$ 80,710	$ 14,636	$ 1,594	$ 1,731	$ 131,659
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 626,622	$ 626,622	$ -	$ -
Consumer Staples	110,650	104,865	-	5,785
Energy	485,098	472,767	12,331	-
Financials	526,162	525,647	515	-
Health Care	286,292	286,292	-	-
Industrials	739,766	739,766	-	-
Information Technology	397,873	397,873	-	-
Materials	485,532	456,049	29,483	-
Telecommunication Services	131,748	131,748	-	-
Utilities	169,801	169,801	-	-
Corporate Bonds	97,424	-	97,405	19
Floating Rate Loans	68,175	-	68,175	-
Other	585	-	-	585
Money Market Funds	303,265	303,265	-	-
Total Investments in Securities:	$ 4,428,993	$ 4,214,695	$ 207,909	$ 6,389
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 762
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	366
Cost of Purchases	5,785
Proceeds of Sales	(261)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(263)
Ending Balance	$ 6,389
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 366

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $4,005,195,000. Net unrealized appreciation aggregated $423,798,000, of which $927,980,000 related to appreciated investment securities and $504,182,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2010